Related Party Transactions - Schedule of Related Parties with Transactions and Related Party Relationships (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]	$ 47,413,696	$ 36,564,143	$ 71,861,781
Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[2]	$ 323,285	478,061	877,267
Dr. Guohua Zhang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	[3]	Former Chief Executive Officer and Chairman of the Board
Due to related parties	[4]	$ 952,181	2,030,479
Shanghai Weisheng International Logistics Co., Ltd [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Due to related parties		$ 4,137	6,794
Shanghai Weisheng International Logistics Co., Ltd [Member] | Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[2]	$ 249,753	371,826	729,146
Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
Due to related parties	[5]	$ 4,540,347	1,182,319
Topsheen Shipping Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]	32,074,722	28,809,218	67,394,526
Topsheen Shipping Limited [Member] | Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[2]		106,235	142,531
Keen Best Shipping Co., Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
Due to related parties		$ 6,242
Nanjing Derun Shipping Co., Ltd. [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]			565,465
Nanjing Derun Shipping Co., Ltd. [Member] | Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[2]	$ 73,532		5,590
Welly Focus Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
Welly Focus Shipping Co. Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]			99,615
Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
Due from related parties	[6]		4,183
Top Wisdom Shipping Management Co. Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]		64,967	20,000
Beijing Hanpu Technology Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Dr. Guohua Zhang
Due to related parties	[7]		579,147
Max Bright Marine Service Co. Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
Max Bright Marine Service Co. Ltd. [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]	$ 4,722,665	2,648,111	2,526,064
Top Legend Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
Top Legend Shipping Co. Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]	$ 3,797,942	3,176,917	1,256,111
Top Creation International (HK) Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang,
Top Creation International (HK) Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]	$ 3,223,900	1,856,363
Top Moral Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
Top Moral Shipping Limited [Member] | Freight Costs [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited	[1]	$ 3,594,467	8,567
New Galion Group (HK) Co. Ltd (“New Galion”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Dr. Guohua Zhang
High-Trend Holdings USA LLC (“High-Trend”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Jinyu Chang
High-Trend [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties	[8]	$ 3,472
Related Party [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties		3,472	4,183
Due to related parties		5,502,907	3,898,572
New Galion [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due to related parties			$ 99,833

[1]	The Group generally leased vessels or incurred the related freight costs with the above related parties.
[2]	The Group generally provided transportation services to the above related parties.
[3]	Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”), the former Chairman of the Board of Directors and the Chief Executive Officer and Interim Chief Financial Officer of our company was the ultimate controlling shareholder of our company, holding a 67.14% beneficial ownership interest of our outstanding Class A Ordinary Shares. On July 11, 2024, Dr. Zhang and an affiliate transferred 20,000,000 Class A Ordinary Shares, representing 35.85% of our outstanding shares, to High-Trend. In connection the transaction, Dr. Zhang resigned as our Chief Executive Officer and Interim Chief Financial Officer and ceased to serve as Chairman of our Board on October 16, 2024. The shareholders voted to approve the proposed removal of Dr. Zhang as a director of the Company on January 3, 2025. After the July 11, 2024 transaction, Mr. Jinyu Chang as the sole shareholder and manager of High-Trend, became the ultimate controlling shareholders of our company.
[4]	As of October 31, 2024 and 2023, Dr. Guohua Zhang advanced $952,181 and $2,030,479 to us to pay operating business expanses, respectively. All these advances are non-interest bearing and due on demand.
[5]	The balances mainly represented the working capital advances provided by Topsheen Shipping Limited. For the year ended October 31, 2024, Topsheen Shipping Limited provided to the Group with short-term working capital advances of $10.7 million, including a loan of $4,453,000 provided on October 14, 2024. We repaid $7.3 million during the fiscal year. During the year ended October 31, 2023, Topsheen Shipping Limited provided to the Group with a working capital loan of $9.0 million and an advance of $4.1 million. The Group repaid $12.1 million during the year. The remaining balance as of October 31, 2024 is unsecured, interest free and repayable on demand.
[6]	The balances mainly represented prepayments to Top Wisdom Shipping Management Co. Limited in connection with shipping management services provided to us. The balance as of October 31, 2023 has been subsequently utilized as of August 31, 2024.
[7]	On May 20, 2022, the Company entered into a vessel purchase agreement with a related party — Beijing Hanpu Technology Co., Ltd. to acquire a testing vessel for the purpose of testing and trial operation for wood desiccation with the total purchase price of approximately $0.6 million. The testing vessel was delivered to the Company on June 6, 2022. In October 2024, Beijing Hanpu Technology Co., Ltd. repurchased the vessel at the original selling price and settled the liabilities accordingly.
[8]	The balances mainly represented one-time advance to cover emergency business costs to High-Trend as of October 31, 2024 and collected in November 2024.